ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 4,048,316	$ 3,853,374	$ 1,252,746
Accrued payroll and commissions	434,304	243,326	32,403
Total accounts payable and accrued liabilities - non-related parties	$ 4,482,620	$ 4,096,700	$ 1,285,149